Cover	May 30, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 30, 2025
Entity File Number	001-38875
Entity Registrant Name	GREENLANE HOLDINGS, INC.
Entity Central Index Key	0001743745
Entity Tax Identification Number	83-0806637
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4800 N Federal Hwy
Entity Address, Address Line Two	Suite B200
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	(877)
Local Phone Number	292-7660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 par value per share
Trading Symbol	GNLN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false